Interested and Related Parties - Transactions and Balances (Details) - Schedule of balances with interested and related parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
ASSETS:
Related parties		$ 3
Total Assets		3
LIABILITIES:
Accrued interest	393	157
Loans from controlling shareholder- long term	2,525	3,947
Current maturities and Loans from related parties- short term	56	237
Total Liabilities	$ 2,974	$ 4,341